Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Accrued Liabilities [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

(dollars in millions)	2014	2013
Advances on sales contracts and service billings	$5,262	$6,444
Accrued salaries, wages and employee benefits	1,909	1,901
Service and warranty accruals	533	505
Litigation and contract matters	505	526
Interest payable	503	481
Income taxes payable	309	540
Accrued property, sales and use taxes	285	280
Accrued workers compensation	275	218
Accrued restructuring costs	264	337
Other	4,161	4,103
	$14,006	$15,335

The decline in Advances on sales contracts and service billings as of December 31, 2014, as compared with December 31, 2013, is largely attributable to the change in estimate on contract amendments signed by Sikorsky and the Canadian Government for the development, production and support for the CH-148 helicopter. This change in estimate resulted in the liquidation of customer advances of approximately $700 million. See Note 6 for further discussion of these amendments.